File No. 811-4537



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              /X/

                               Amendment No. 10                      /X/
                        (check appropriate box or boxes)

                       Liberty All-Star Growth Fund, Inc.
                  (formerly The Charles Allmon Trust, Inc.)
                  -----------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                      600 Atlantic Avenue, Boston, MA 02210
               (address of Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number, Including
                            Area Code: (617) 722-6000

                               Richard R. Christensen
                       Chairman of the Board of Directors
                       Liberty All-Star Growth Fund, Inc.
                               600 Atlantic Avenue
                              Boston, MA 02210-2214
                     -------------------------------------
                    (Name and Address of Agent for Service)

                                  with copy to:

Jeremiah J. Bresnahan               John L. Davenport
Bingham, Dana & Gould               Vice President and Associate
150 Federal Street                  General Counsel
Boston, MA                          Liberty Financial Companies, Inc.
                                    600 Atlantic Avenue
                                    Boston, MA  02210-2214

                                     Part I

                             REGISTRATION STATEMENT

      The information contained in the Registration Statement on Form N-2, as heretofore amended, of Liberty All-Star Growth Fund, Inc. (formerly The Charles Allmon Trust, Inc.)(the "Fund") relating to (i) the Fund's name and investment objective, (ii) the Fund's non-fundamental investment policies, (iii) the Fund's directors and officers, and (iv) the Fund's investment advisory and administrative arrangements is amended as follows:

Name and Investment Objective
-----------------------------
      Incident to the assumption on November 6, 1995 by Liberty Asset Management Company ("LAMCO") of full management responsibilities for the Fund as described under "Management" below, the name of the Fund was changed to "Liberty All-Star Growth Fund, Inc." and its investment objective was changed to long-term capital appreciation. The Fund's prior investment objective was long-term capital appreciation, with the secondary investment objective of current income, in each case with emphasis upon the preservation of capital.

Non-Fundamental Investment Policies; Change in Portfolio Management
-------------------------------------------------------------------
      (a) Principal non-fundamental investment policies
          ---------------------------------------------
      The Fund will attempt to achieve its objective under normal market conditions by investing at least 65% of the value of its total assets in a diversified portfolio of equity securities. Up to 35% of the value of its total assets may be invested in obligations of the United States government, its agencies or instrumentalities ("U.S. Government Securities"), repurchase agreements with respect to U.S. Government Securities (as described in the next paragraph), and, to an extent not greater than 10% of the market value of the Fund's total assets, money market mutual funds that invest primarily in U.S. Government Securities. The Fund may temporarily reduce its investments in equity securities and invest without limit in U.S. Government Securities, repurchase agreements with respect to U.S. Government Securities and in money market funds that invest primarily in U.S. Government Securities for defensive purposes when LAMCO or the Portfolio Managers deem that market conditions are such that a more conservative approach to investment is desirable.

      Repurchase agreements are agreements between the Fund and banks or broker-dealer firms (including the Fund's custodian bank acting as seller) whereby such institutions sell U.S. Government Securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The resale price is
                                       2
greater than the purchase price, reflecting an agreed-upon interest rate which is effective during the time between the purchase and resale and is not related to the stated interest rate on the purchased securities. The Fund requires the seller of the securities to maintain on deposit with the Fund's custodian bank securities in an amount at all times equal to or in excess of the value of the repurchase agreement. In the event that the seller of the securities defaults on its repurchase obligation or becomes bankrupt, the Fund could receive less than the repurchase price on the sale of the securities to another party or could be subjected to delays in selling the securities.
      Money market mutual funds are investment companies and the Fund's investments in those companies are subject to certain other limitations. As a shareholder in any such mutual fund, the Fund will bear its ratable share of such mutual fund's expenses, including management fees. The U.S. Government Securities held by the Fund will be Treasury obligations, generally with remaining maturities of one year or less, as to which there will be little to no capital appreciation potential.

      (b) Other non-fundamental policies
          ------------------------------
      The following policies of the Fund, as well as those set forth under (a) above, are deemed not fundamental and, accordingly, may be changed by the Board of Directors without shareholder approval:

            1. The Fund may invest up to 25 percent of its net assets in securities of foreign issuers, provided that the Fund will not purchase the securities of a foreign issuer, if, as a result of the purchase, more than 50% of its equity investments would consist of securities of foreign issuers. The Fund's investment in foreign securities involves considerations not typically associated with investing in securities of domestic companies. Investing in securities of foreign issuers and the attendant holding of foreign currencies, for example, could cause the Fund to be affected favorably or unfavorably by changes in currency rates and exchange control regulations. In addition, less information may be available about foreign companies than about domestic companies and foreign companies may not be subject to reporting or accounting standards and requirements comparable to those applicable to domestic companies. Foreign securities and their markets may not be as liquid as domestic securities and their markets. Securities of some foreign companies may involve greater market risk than securities of domestic companies and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investment in foreign securities may also be subject to local economic or political risks, including instability of some foreign governments, the possibility of currency blockage or
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
      the imposition of withholding taxes on dividend or interest payments and the potential for expropriation of the assets of the companies issuing the securities.

            2. The Fund may, to an extent not greater than 5% of its net assets, effect short sales of securities "against the box" (i.e. short sales of securities where the Fund holds or has the right to obtain at no additional cost securities identical to those sold short).

      The Fund is intended for long term investors who understand and can accept the risks entailed in seeking long term growth in earnings and revenues. The Fund is not meant to provide a vehicle for those who wish to play short term swings in the stock market. Accordingly, an investment in shares of the Fund should not be considered a complete investment program. Each prospective purchaser should take into account his investment objectives as well as his other investments when considering the purchase of shares of the Fund.

(b) Change in portfolio management
    ------------------------------
      From June 1, 1994 to November 6, 1995, approximately 20% of the Fund's assets were assigned to investment management by LAMCO in accordance with its multi-management methodology and were allocated in substantially equal proportions to three independent portfolio management firms recommended by LAMCO, namely Cooke & Bieler, Inc., Oppenheimer Capital and Provident Investment Counsel, Inc. (such portfolio management firms, as they may be changed from time to time based on LAMCO's recommendations, being herein referred to as the "Portfolio Managers"). The remainder of the Fund's assets were managed by the Fund's original investment adviser, Growth Stock Outlook, Inc. ("GSO"). On November 6, 1995, LAMCO assumed supervision of 100% of the Fund's assets, and the assets of the Fund previously under management by GSO were allocated by LAMCO in substantially equal proportions to such three portfolio management firms in accordance with LAMCO's multi-management methodology. (See "Management" below.)

      Prior to November 6, 1995, a substantial portion of the assets of the Fund under management by GSO had been invested in U.S. Government Securities and in shares of money market mutual funds that invest primarily in U.S. Government Securities. It is expected that, under normal market conditions, the three portfolio management firms referred to above will invest the assets of the Fund allocated to them from GSO (including the proceeds of the anticipated sale of a substantial portion of the Fund's equity security holdings previously managed by
GSO), so that within three to six months from November 6, 1995 at least 65% of the Fund's assets will be invested in equity securities in accordance with the respective investment styles of such portfolio management firms.
                                       4

Directors and Officers
----------------------
      Effective November 6, 1995 the Directors and Officers of the Fund are as follows:

Name, Position with                       Principal Occupations
The Fund and Address                      during Past 5 Years
--------------------                      -------------------
Richard R. Christensen,*                  President of Liberty Asset
  Chairman of the Board of                Management Company (January
  Directors and Chief Executive           1995 to present); President
  Officer                                 of Liberty Investment Services,
600 Atlantic Avenue                       Inc. (from April 1987 to
Boston, MA  02210                         June 1995).

Robert J. Birnbaum, Director              Trustee, Liberty All-Star
313 Bedford Road                          Equity Fund and the Colonial
Ridgewood, NJ  07405                      Mutual Funds.  Retired since
                                          January 1994.  Special Counsel
                                          to Dechert Price & Rhoads, law
                                          firm (September 1988 to December
                                          1993); President of the New York
                                          Stock Exchange, Inc.
                                          (May 1985 to June 1988);
                                          President of the American Stock
                                          Exchange, Inc. (1977 to May 1985).

James E. Grinnell, Director               Private investor (since
22 Harbor Avenue                          November 1988); Trustee,
Marblehead, MA  01845                     Liberty All-Star Equity Fund
                                          and the Colonial Mutual Funds;
                                          formerly Senior Vice President-
                                          Operations, The Rockport Company
                                          (importer and distributor of shoes)
                                          (May 1986 to November 1988).

* Director who is an interested person of the Fund by virtue of his affiliation with LAMCO.

Richard W. Lowry, Director                Private investor (since August
10710 Charleston Drive                    1987); Trustee, Liberty
Vero Beach, FL  32963                     All-Star Equity Fund and the
                                          Colonial Mutual Funds; formerly
                                          Chairman and Chief Executive Officer,
                                          U.S. Plywood Corporation (manufacturer
                                          and distributor of wood products)
                                          (August 1985 to August 1987).

William R. Parmentier, President          Chief Investment Officer and
600 Atlantic Avenue                       Senior Vice President, LAMCO
Boston, MA  02210-2214                    (since May 1995); consultant
                                          (October 1994 to April 1995);
                                          President GQ Asset
                                          Management Co., subsidiary of
                                          Grumman Corporation (July 1993
                                          to September 1994); Assistant
                                          Treasurer, Grumman Corporation
                                          (December 1974 to September
                                          1994).

Peter L. Lydecker,
  Treasurer and Controller                Vice President (since June,
One Financial Center                      1993) and Assistant Treasurer
Boston, MA  02111                         (since May 1994), Colonial
                                          Management Associates, Inc.;
                                          Controller and Chief Accounting
                                          Officer (since June 1993),
                                          Assistant Controller (March,
                                          1985 to June 1993), the
                                          Colonial Mutual Funds.

Gail Knudsen, Assistant Controller        Assistant Vice President (since
One Financial Center                      July 1994), Assistant Manager
Boston, MA  02111                         (October 1992 to July 1994),
                                          Supervisor of Financial
                                          Reporting (March 1987 to
                                          October, 1992), Colonial
                                          Management Associates, Inc.

John L. Davenport, Secretary              Vice President and Associate
600 Atlantic Ave.                         General Counsel of Liberty
Boston, MA  02210-2214                    Financial Companies, Inc. and
                                          predecessor (since January
                                          1984).

Management
----------
      On November 6, 1995, the Fund's Investment Advisory Agreement dated May 27, 1994 with GSO was terminated, and simultaneously therewith the Fund entered into a new Fund Management Agreement with LAMCO under which (i) LAMCO continues to provide corporate management and administrative services to the Fund, primarily through its affiliate, Colonial Management Associates, Inc., and (ii) LAMCO provides its multi-management services with respect to 100% of the Fund's assets. See "The Multi-Manager Concept", hereby incorporated by reference, on pages 5 and 6 of the proxy statement dated February 27, 1995 for the Fund's 1995 annual meeting of shareholders (the "Proxy Statement") for information regarding LAMCO's multi-management methodology.

      On November 6, 1995, the Fund also entered into new agreements with LAMCO and each of Cooke & Bieler, Inc., Oppenheimer Capital and Provident Investment Counsel, Inc. providing for the investment management by such Portfolio Managers of the respective portions of the Fund's assets which LAMCO directs to such Portfolio Managers from time to time. The assets of the Fund previously under management by GSO have been reallocated on a substantially equal basis among the three Portfolio Managers.

      The quarterly fees payable by the Fund to LAMCO for administrative services and the quarterly fees payable by the Fund to LAMCO for investment advisory services under the new LAMCO Fund Management Agreement, expressed as an annual rate based upon a percentage of the Fund's average weekly net assets, are summarized in the table below.

                      Administrative     Investment
                      Fee                Advisory Fees       Total
                      --------------     -------------       -----
Net Assets up to     .25% per annum     .75% per annum      1.00% per annum
$125 million

Net Assets           .1875% per annum   .5625% per annum    .75% per annum
Exceeding $125
Million up to $250
Million

Net Assets           .125% per annum    .375% per annum     .50% per annum
Exceeding $250
Million

      From the investment advisory fees paid by the Trust to LAMCO, LAMCO pays to each Portfolio Manager a quarterly fee of:

      .10% (.40% annually) of the Portfolio Manager's Percentage (as defined below) of the average weekly net assets of the Fund up to and including $125 million;

      .075% (.30% annually) of the Portfolio Manager's Percentage of the average weekly net assets of the Fund exceeding $125 million and up to and including $250 million; and

      .05% (.20% annually) of the Portfolio Manager's Percentage of the average weekly net assets of the Trust exceeding $250 million.

      The "Portfolio Manager's Percentage" of a Portfolio Manager means the percentage obtained by dividing the average weekly net assets of the portion of the Fund's assets assigned to that Portfolio Manager by the total of the Fund's average weekly net assets.

      Reference is made to "Information About LAMCO", "Description of New LAMCO Fund Management Agreement", "Description of Portfolio Management Agreements with Portfolio Managers", "Information Regarding Portfolio Transactions and Brokerage" and Exhibit C (information about the Portfolio Managers), hereby incorporated herein by reference, in the Proxy Statement.

Exhibits
--------

      Filed herewith are the following exhibits.

      1(b) Articles of Amendment to Charter of The Charles Allmon Trust, Inc. changing its name to Liberty All-Star Growth Fund, Inc., effective November 6, 1995.

      6(a) Fund Management Agreement dated November 6, 1995 between the Fund and Liberty Asset Management Company ("LAMCO").

      6(b) Portfolio Management Agreement dated November 6, 1995 among the Fund, LAMCO and Cooke & Bieler, Inc.

      6(c) Portfolio Management Agreement dated November 6, 1995 among the Fund, LAMCO and Provident Investment Counsel, Inc.

      6(d) Portfolio Management Agreement November 6, 1995 among the Fund, LAMCO and Oppenheimer & Co.

                                    SIGNATURE
                                    ---------
      Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Fund has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of November, 1995.

                       LIBERTY ALL-STAR GROWTH FUND, INC.
                    (formerly The Charles Allmon Trust, Inc.)


                          By:/s/ Richard R. Christensen
                             --------------------------
                              Richard R. Christensen
                              Chairman of the Board
                              and Chief Executive Officer








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